Debt (Tender rig facility - rig financing agreement) (Details) - USD ($)		1 Months Ended								12 Months Ended
	Apr. 03, 2020	Apr. 30, 2020	Mar. 31, 2020	Nov. 30, 2019	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Oct. 31, 2013	May 31, 2013	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt outstanding										$ 2,892,100,000	$ 3,084,700,000
Repayments of long term debt										192,600,000	$ 296,400,000	$ 215,000,000
T-15 | Seadrill Limited
Debt Instrument [Line Items]
Proceeds from debt									$ 100,500,000
T-16 | Seadrill Limited
Debt Instrument [Line Items]
Proceeds from debt								$ 93,100,000
Secured Debt | Tender Rig Facility
Debt Instrument [Line Items]
Debt face amount										440,000,000
Debt instrument, annual amortization payment										19,800,000
Debt prepayment cost					$ 3,700,000	$ 3,800,000	$ 15,800,000
Debt outstanding										$ 18,600,000
Secured Debt | Tender Rig Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)										4.25%
Secured Debt | Tender Rig Facility | T-15
Debt Instrument [Line Items]
Assets pledged as collateral										$ 110,000,000
Secured Debt | Tender Rig Facility | T-16
Debt Instrument [Line Items]
Assets pledged as collateral										$ 108,800,000
Repayments of long term debt				$ 20,000,000
Subsequent Event | Secured Debt | Tender Rig Facility | T-15 | Seadrill Limited
Debt Instrument [Line Items]
Repayments of long term debt	$ 15,900,000	$ 15,900,000	$ 2,700,000